Organization and Business Background - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025 shares
AsiaFIN Holdings Corp. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Labuan on July 15, 2019
Particulars of Issued Capital	1
Principal Activities	Investment holding company
AsiaFIN Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Hong Kong on July 5, 2019
Particulars of Issued Capital	1
Principal Activities	Investment holding company
StarFIN Holdings Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	British Virgin Islands on August 19, 2021
Particulars of Issued Capital	10,000
Principal Activities	Investment holding company
Insite MY Holdings Sdn Bhd (FKA StarFIN Asia Sdn Bhd) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on May 24, 2018
Particulars of Issued Capital	11,400,102
Principal Activities	Investment holding company
OrangeFIN Academy Sdn Bhd (FKA Insite MY.Com Sdn Bhd) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on February 2, 2000
Particulars of Issued Capital	100,000
Principal Activities	Provision of business system integration and management services
Insite MY Systems Sdn Bhd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on January 18, 2000
Particulars of Issued Capital	500,000
Principal Activities	Provision of information technology services
Insite MY Innovations Sdn Bhd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on January 18, 2010
Particulars of Issued Capital	540,000
Principal Activities	Provision of information technology services
OrangeFIN Asia Sdn Bhd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on January 25, 2018
Particulars of Issued Capital	50,000
Principal Activities	Provision of computer programming activities and services
TellUS Report Sdn Bhd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on September 22, 2023
Particulars of Issued Capital	60
Principal Activities	Provision of information technology services
Murni StarFIN Sdn Bhd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Malaysia on September 9, 2022
Particulars of Issued Capital	100,000
Principal Activities	Provision of information technology services
KSP AsiaFIN Co., Ltd. (FKA KSP StarFIN Co., Ltd.) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Domicile and Date of Incorporation	Thailand on August 11, 2023
Particulars of Issued Capital	50,000
Principal Activities	Provision of information technology services